Supplemental Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Units	Dec. 31, 2009	Nov. 30, 2010	Nov. 04, 2010	Nov. 30, 2009	Jun. 30, 2009
Supplemental Cash Flow Information (Textual) [Abstract]
Cash interest paid on long term-debt, advances from affiliates and capital lease obligations	$ 154.3	$ 135.5	$ 105.0
Termination fee	22.6
Income Taxes Paid	1.5	0.2	0.2
Net Investments in Direct Financing Leases			425.9
Interest rate Swap, Notional Amount						30.0	30.0
Acquisition of Interest Rate Swaps		1.5	4.8
Purchase price of joint ventures by partnership through issuance of common units					$ 37.3
Percentage of ownership in joint venture				50.00%
Issuance of common units		1,100,000